Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2015
Other Receivables and Prepayments
Schedule of components of other receivables and prepayments

	As of December 31,
	2014	2015
	RMB	RMB
Components of other receivables and prepayments are as follows:
Deposits (Note a)	127,130	210,758
Cash advanced to staff	8,972	14,963
VAT receivable	362,217	473,932
Interest receivable	50,313	86,545
Advances to suppliers related to financing activities (Note b)	113,652	559,857
Advances to suppliers related to procurement activities	81,952	377,837
Prepaid expense	21,348	52,383
Receivables on behalf of staffs for options exercised and non-vested shares vested	—	41,111
Others	5,657	63,959
Less: allowance for doubtful debts (note c)	(4,167)	(11,884)
Total	767,074	1,869,461

Note	a Deposits consist of amounts paid to vendors for advertising and rentals.
Note

b The Group provides financing to some of its suppliers by advancing them cash, and held portions of accounts payables the Group owes to them as pledges or procurements are expected to be made by the Group from the suppliers in the near term.

Note

c The Group considers many factors in assessing the collectability of its receivable, such as, the age of the amounts due, the debtor's payment history, credit-worthiness, and financial conditions of the debtor and industry trends. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. The Group also makes specific allowance if there is strong evidence indicating that the receivable is likely to be unrecoverable. Receivable balances are written off after all collection efforts have been exhausted.

Note	d The balance of account receivable, other receivables and prepayments has been regrouped by the Company in 2015 and the balance as of December 31, 2014 has also been reclassified for consistency.

Schedule of the movement of allowance for doubtful debts

	Year ended December 31,
	2014	2015
	RMB	RMB
Allowance for doubtful debts:
Balance at beginning of the year	—	(4,167)
Allowance during the year	(4,167)	(11,884)
Write-offs during the year	—	4,167

Balance at end of the year	(4,167)	(11,884)